Fair value measurement - Hierarchy of assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement [line Items]
Fair value of account receivable	$ 165,546	$ 107,549
Contingent consideration liability	16,410	15,755	$ 17,570	$ 19,343
Fair value of the hedge contracts	0	2,759
Derivative financial asset liabilities	36,705	(20,113)
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of fair value measurement [line Items]
Derivative financial asset liabilities	36,700	20,100
Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement [line Items]
Fair value of account receivable	0	0
Contingent consideration liability	0	0
Fair value of the hedge contracts	0	0
Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement [line Items]
Fair value of account receivable	165,546	107,549
Contingent consideration liability	0	0
Fair value of the hedge contracts	0	2,759
Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement [line Items]
Fair value of account receivable	0	0
Contingent consideration liability	16,410	15,755
Fair value of the hedge contracts	$ 0	$ 0